Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 1,951	$ 1,809
Repurchase agreements Gross recognized liabilities	801	1,092
Securities loaned Gross recognized liabilities	223
Total Gross recognized liabilities	2,975	2,901
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,185)	(1,283)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,185)	(1,283)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	766	526
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	801	1,092
Securities loaned Net amounts liabilities presented in consolidated balance sheet	223
Total Net amounts liabilities presented in consolidated balance sheet	1,790	1,618
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(78)	(82)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(60)	(102)
Securities loaned Gross financial instruments not offset in consolidated balance sheet	(10)
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(148)	(184)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(741)	(990)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(211)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(952)	(990)
Derivative liabilities Net Amount	688	444
Repurchase agreements Net Amount	0	0
Securities loaned Net Amount	2
Total Net Amount Liabilities	$ 690	$ 444